Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
The following section was prepared in accordance with Item 402(v) of the SEC’s Regulation
S-K.
The table below reflects certain information regarding executive compensation actually paid, as defined by Item 402(v) of the SEC’s Regulation
S-K,
and certain measures of our financial performance for the three most recently co
mpleted fiscal years, 2020-2022. For further information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to our CD&A:

Year	Summary Compensation Table (SCT) Total to PEO ($) (1)	Compensation Actually Paid (CAP) to PEO ($) (4)	Average SCT Total to Non-PEO NEOs ($) (1)	Average CAP to Non-PEO NEOs ($) (4)	Value of initial fixed $100 investment based on:		Net Income ($MM)	Adjusted EPS ($) (3)
					Company Total Shareholder Return (TSR) ($)	Financial Services Composite Index TSR ($) (3)

2022	20,093,608	10,248,958	9,324,926	5,172,084	124	137	(1,438)	11.29

2021	19,799,737	31,070,154	9,879,467	15,228,582	129	138	7,724	12.68

2020	14,990,254	10,531,380	8,045,602	6,032,859	89	101	(324)	11.05

(1)
The principal executive officer (PEO) reflected for all years shown is Charles F. Lowrey. The non-PEO named executive officers (NEOs) reflected for 2021 and 2022 are: Kenneth Y. Tanji, Robert M. Falzon, Scott G. Sleyster and Andrew F. Sullivan. For 2020, the non-PEO NEOs are Stephen Pelletier, who retired from the Company on April 1, 2020, as well as Messrs. Tanji, Falzon, Sleyster, and Sullivan.

(2)	The peer group reflected is a Financial Services Composite Index, which is the average of the S&P 500 Life & Health Insurance and S&P 500 Diversified Financials indices

(3)	Adjusted EPS is calculated as described in Appendix A to this Proxy Statement and is subject to the standard adjustments described in Annual Incentive Awards section within the CD&A.

(4)	The amounts reported as Compensation Actually Paid (CAP) to our PEO and Average CAP to Non-PEO NEOs are derived from Summary Compensation Table (SCT) Totals, as follows:
PEO SCT Total to CAP Reconciliation

		Deductions from SCT Total		Additions to SCT Total
Year	SCT Total ($)	Change in Pension Value ($)	Grant Date Fair Value of Stock and Option Awards ($)	Pension Service Cost ($)	Above-Market Interest on Supplemental Employee Savings Plan ($)	Fair Value of Stock and Option Awards Granted as of FY End ($)	Change in Value of Prior Year Stock and Option Awards Unvested as of FY End ($)	Change in Value of Prior Year Stock and Option Awards That Vested ($)	Dividend Equivalents Paid ($)	CAP ($)

2022	20,093,608	1,016,309	12,500,145	443,465	4,459	6,327,527	(5,156,618)	1,154,676	898,296	10,248,958

2021	19,799,737	781,247	11,300,123	439,898	10,452	17,273,653	5,017,220	170,415	440,148	31,070,154

2020	14,990,254	1,133,852	6,662,505	413,560	12,039	4,381,842	(1,756,444)	(15,084)	301,570	10,531,380
Average
Non-PEO
NEOs SCT Total to CAP Reconciliation

		Deductions from SCT Total		Additions to SCT Total
Year	SCT Total ($)	Change in Pension Value ($)	Grant Date Fair Value of Stock and Option Awards ($)	Pension Service Cost ($)	Above-Market Interest on Supplemental Employee Savings Plan ($)	Fair Value of Stock and Option Awards Granted as of FY End ($)	Change in Value of Prior Year Stock and Option Awards Unvested as of FY End ($)	Change in Value of Prior Year Stock and Option Awards That Vested ($)	Dividend Equivalents Paid ($)	CAP ($)

2022	9,324,926	47,351	5,600,107	216,251	1,832	2,834,755	(2,452,765)	504,637	389,908	5,172,084

2021	9,879,467	275,707	5,350,094	206,194	4,213	8,178,284	2,310,256	75,981	199,986	15,228,582

2020	8,045,602	958,010	3,379,427	782,666	3,769	2,222,605	(822,363)	(7,243)	145,260	6,032,859

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote [Text Block]	The principal executive officer (PEO) reflected for all years shown is Charles F. Lowrey. The non-PEO named executive officers (NEOs) reflected for 2021 and 2022 are: Kenneth Y. Tanji, Robert M. Falzon, Scott G. Sleyster and Andrew F. Sullivan. For 2020, the non-PEO NEOs are Stephen Pelletier, who retired from the Company on April 1, 2020, as well as Messrs. Tanji, Falzon, Sleyster, and Sullivan.
Peer Group Issuers, Footnote [Text Block]	The peer group reflected is a Financial Services Composite Index, which is the average of the S&P 500 Life & Health Insurance and S&P 500 Diversified Financials indices
PEO Total Compensation Amount	$ 20,093,608	$ 19,799,737	$ 14,990,254
PEO Actually Paid Compensation Amount	$ 10,248,958	31,070,154	10,531,380
Adjustment To PEO Compensation, Footnote [Text Block]
PEO SCT Total to CAP Reconciliation

		Deductions from SCT Total		Additions to SCT Total
Year	SCT Total ($)	Change in Pension Value ($)	Grant Date Fair Value of Stock and Option Awards ($)	Pension Service Cost ($)	Above-Market Interest on Supplemental Employee Savings Plan ($)	Fair Value of Stock and Option Awards Granted as of FY End ($)	Change in Value of Prior Year Stock and Option Awards Unvested as of FY End ($)	Change in Value of Prior Year Stock and Option Awards That Vested ($)	Dividend Equivalents Paid ($)	CAP ($)

2022	20,093,608	1,016,309	12,500,145	443,465	4,459	6,327,527	(5,156,618)	1,154,676	898,296	10,248,958

2021	19,799,737	781,247	11,300,123	439,898	10,452	17,273,653	5,017,220	170,415	440,148	31,070,154

2020	14,990,254	1,133,852	6,662,505	413,560	12,039	4,381,842	(1,756,444)	(15,084)	301,570	10,531,380

Non-PEO NEO Average Total Compensation Amount	$ 9,324,926	9,879,467	8,045,602
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,172,084	15,228,582	6,032,859
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Average
Non-PEO
NEOs SCT Total to CAP Reconciliation

		Deductions from SCT Total		Additions to SCT Total
Year	SCT Total ($)	Change in Pension Value ($)	Grant Date Fair Value of Stock and Option Awards ($)	Pension Service Cost ($)	Above-Market Interest on Supplemental Employee Savings Plan ($)	Fair Value of Stock and Option Awards Granted as of FY End ($)	Change in Value of Prior Year Stock and Option Awards Unvested as of FY End ($)	Change in Value of Prior Year Stock and Option Awards That Vested ($)	Dividend Equivalents Paid ($)	CAP ($)

2022	9,324,926	47,351	5,600,107	216,251	1,832	2,834,755	(2,452,765)	504,637	389,908	5,172,084

2021	9,879,467	275,707	5,350,094	206,194	4,213	8,178,284	2,310,256	75,981	199,986	15,228,582

2020	8,045,602	958,010	3,379,427	782,666	3,769	2,222,605	(822,363)	(7,243)	145,260	6,032,859

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid vs. TSR

As shown to the right, the Compensation Actually Paid to our PEO and our other NEOs are directionally aligned with Company TSR between 2020 and 2022.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Net Income

As shown to the right, the Compensation Actually Paid to the PEO and our other NEOs is strongly correlated with our Net Income between 2020 and 2022. While the Company does not use Net Income as a direct measure to determine payouts under its incentive plans, Compensation Actually Paid is strongly aligned with Company earnings.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid vs. Adjusted EPS

As shown to the right, the Compensation Actually Paid to the PEO and our other NEOs is strongly aligned with Adjusted EPS, our Company-selected measure, further reflecting the correlation between Compensation Actually Paid and Company earnings.

Tabular List [Table Text Block]
Most Important Financial Performance Measures

The three items listed to the right represent the most important metrics we used to link our executive compensation program and our named executive officers’ Compensation Actually Paid to our performance for 2022. These metrics, and why we selected these measures, are further described in the CD&A within the section titled “Formulaic Framework for Incentive Programs.”

Adjusted Earnings Per Share (EPS) Return on Equity (ROE) Adjusted Book Value Per Share (BVPS)

Total Shareholder Return Amount	$ 124	129	89
Peer Group Total Shareholder Return Amount	137	138	101
Net Income (Loss)	$ (1,438,000,000)	$ 7,724,000,000	$ (324,000,000)
Company Selected Measure Amount	0.1129	0.1268	0.1105
PEO Name	Charles F. Lowrey
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Earnings Per Share (EPS)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Return on Equity (ROE)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Book Value Per Share (BVPS)
PEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,016,309	$ 781,247	$ 1,133,852
PEO [Member] | Grade Date Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	12,500,145	11,300,123	6,662,505
PEO [Member] | Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	443,465	439,898	413,560
PEO [Member] | Above-market interest on Supplemental Employee Savings Plan [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,459	10,452	12,039
PEO [Member] | Fair Value of Current Year Equity Awards at FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,327,527	17,273,653	4,381,842
PEO [Member] | Change in Value of Prior Year Awards Unvested at FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,156,618)	5,017,220	(1,756,444)
PEO [Member] | Change in Value of Prior Year Awards That Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,154,676	170,415	(15,084)
PEO [Member] | Dividend Equivalents Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	898,296	440,148	301,570
Non-PEO NEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	47,351	275,707	958,010
Non-PEO NEO [Member] | Grade Date Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,600,107	5,350,094	3,379,427
Non-PEO NEO [Member] | Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	216,251	206,194	782,666
Non-PEO NEO [Member] | Above-market interest on Supplemental Employee Savings Plan [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,832	4,213	3,769
Non-PEO NEO [Member] | Fair Value of Current Year Equity Awards at FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,834,755	8,178,284	2,222,605
Non-PEO NEO [Member] | Change in Value of Prior Year Awards Unvested at FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,452,765)	2,310,256	(822,363)
Non-PEO NEO [Member] | Change in Value of Prior Year Awards That Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	504,637	75,981	(7,243)
Non-PEO NEO [Member] | Dividend Equivalents Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 389,908	$ 199,986	$ 145,260